PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000

                          PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000


                                    CONTENTS

Report of Independent Auditors .......................................1

Statement of Assets, Liabilities and Partners' Capital ...............2

Statement of Operations ..............................................3

Statement of Changes in Partners' Capital - Net Assets ...............4

Notes to Financial Statements ........................................5

                         Report of Independent Auditors

To the Board of Directors of PW Technology Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of PW Technology Partners, L.P. as of December 31, 2000, and the related statements of operations and changes in partners' capital - net assets for each of the periods presented therein. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Technology Partners, L.P. at December 31, 2000, and the results of its operations and changes in its partners' capital - net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


Ernst & Young, LLP
New York, New York
February 15, 2001

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (Cost $569,650,000)          $ 752,042,133
Cash and cash equivalents                                      29,461,973
Interest receivable                                               135,375
--------------------------------------------------------------------------
TOTAL ASSETS                                                  781,639,481
--------------------------------------------------------------------------

LIABILITIES

Payables:
  Management fee                                                  649,102
  Interests repurchased, not settled                              383,319
  Administration expense                                          125,652
  Professional fees                                                82,200
  Miscellaneous fees                                                9,148

--------------------------------------------------------------------------
TOTAL LIABILITIES                                               1,249,421
--------------------------------------------------------------------------
NET ASSETS                                                    780,390,060
--------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital                                                       606,844,258
Accumulated net investment loss                                (8,846,331)
Accumulated net unrealized appreciation on investments        182,392,133
--------------------------------------------------------------------------

PARTNERS' CAPITAL - NET ASSETS                              $ 780,390,060
--------------------------------------------------------------------------

                                                                               2
The accompanying notes are an integral part of these financial statements

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                       $ 567,957
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          567,957

OPERATING EXPENSES

Management fee                                                 6,457,005
Administration expense                                           655,170
Professional fees                                                258,235
Miscellaneous                                                    192,560
-------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                       7,562,970
-------------------------------------------------------------------------
NET INVESTMENT LOSS                                           (6,995,013)

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation from investments        69,824,927
-------------------------------------------------------------------------
NET UNREALIZED GAIN FROM INVESTMENTS                          69,824,927

-------------------------------------------------------------------------
INCREASE IN PARTNERS' CAPITAL
              DERIVED FROM OPERATIONS                        $62,829,914
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements

                                                    PW TECHNOLOGY PARTNERS, L.P.
                         STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   PERIOD FROM
                                                                                                  APRIL 1, 1999
                                                                  YEAR ENDED                    (COMMENCEMENT OF
                                                              DECEMBER 31, 2000                  OPERATIONS) TO
                                                                                                DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                              $ (6,995,013)                      $ (1,851,318)
Change in net unrealized appreciation from investments             69,824,927                        112,567,206
-----------------------------------------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL
              DERIVED FROM OPERATIONS                              62,829,914                        110,715,888
-----------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partners Subscriptions                      343,885,296                        273,965,586
Limited Partners Withdrawals                                       (8,502,075)                                 -

Proceeds from General Partner Subscriptions                                 -                          1,000,000
General Partner Withdrawals                                        (3,575,388)                                 -
Allocation to General Partner from Limited Partner Withdrawals         70,839                                  -

-----------------------------------------------------------------------------------------------------------------
INCREASE IN PARTNERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                           331,878,672                        274,965,586
-----------------------------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT BEGINNING OF PERIOD                          385,681,474                                  -

PARTNERS' CAPITAL AT END OF PERIOD                              $ 780,390,060                      $ 385,681,474
-----------------------------------------------------------------------------------------------------------------

                                                                               4
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      1. ORGANIZATION

         PW Technology Partners, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner along with other investors. Operations of the Fund commenced on April 1, 1999.

         The General Partner of the Fund is PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 and 1999 was $2,033,694 and $5,112,836, respectively. The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, in June and December. Limited Partners can only transfer or assign their partnership interests with the approval of the Manager, which may be withheld in its sole and absolute discretion.

         At the Fund's initial tender on March 31, 2000, Limited Partners withdrew $8,502,075 from the Fund.

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------


      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Partners' Capital.

         A. PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

         B. FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, Including travel and related expenses; expenses of

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------


      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. FUND EXPENSES

         meetings of Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Limited Partners' capital accounts. A portion of the Fee will be paid by PWFA to its affiliates.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of UBS Americas, Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The increase (or decrease) in partners' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measuring Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner. The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted.

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The Performance Bonuses earned for the periods ended December 31, 2000 and 1999 were $166,171 and $3,575,388, respectively, which were recorded as increases to the General Partner's capital account. The General Partner withdrew $3,575,388 related to the 1999 Performance Bonus in 2000.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the fund for the year ended December 31, 2000 were $18,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates and reimbursement for out of pocket expenses.

      4. SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the year ended December 31, 2000, amounted to $296,640,000.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $182,392,133, consisting of $182,698,633 gross unrealized appreciation and $306,500 gross unrealized depreciation.

      5. INVESTMENTS

         As of December 31, 2000, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2000.

         INVESTMENT OBJECTIVE           COST                FAIR VALUE
         --------------------           ----                ----------
         Long/Short Equity           $569,650,000           $752,042,133

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      5. INVESTMENTS (CONTINUED)

         The following table lists the Fund's investments in Investment Funds as of December 31, 2000. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from one to two years from initial investment.

                                                                                             % of
                                                                     Total                  Partners'
         Investment Fund:                            Cost          Revenues     Fair Value   Capital      Liquidity

         Bowman Capital Founders Fund, LP       $ 40,000,000    $ 1,621,289   $ 41,621,289     5.33      Quarterly
         Bowman Capital Technology Fund, LP*      98,950,000        451,067    124,720,666    15.98      Monthly
         Camelot Capital, LP                      78,340,000      7,498,457     94,545,553    12.12      Quarterly
         Frontier Science & Technology Fund, LP    3,000,000       (306,500)     2,693,500      .35      Quarterly
         Galleon Technology Partners II, LP      119,250,000      7,876,619    146,728,793    18.80      Monthly
         Intrepid Capital Fund (QP), LP           13,000,000      1,084,317     14,084,317     1.80      Annually
         Owenoke Associates, LP                   23,000,000       (249,086)    34,174,914     4.38      Quarterly
         PAW Partners, LP                         81,000,000      9,325,608    105,820,608    13.56      Quarterly
         Pequot Technology Perennial Fund, LP    113,110,000     42,523,156    187,652,493    24.05      Quarterly
                                                ------------    -----------   ------------    -----
         Total                                  $569,650,000    $69,824,927   $752,042,133    96.37

         Other Assets, less Liabilities                                         28,347,927     3.63
                                                                              ------------   ------
         Partners' Capital - Net Assets                                       $780,390,060   100.00


         * Bowman Technology Fund, LP's name changed during the period from Spinnaker Technology Fund, LP.

      6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps.

--------------------------------------------------------------------------------
                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      7. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                        PERIOD FROM APRIL
                                                                             1, 1999
                                                                        (COMMENCEMENT OF
                                                     YEAR ENDED          OPERATIONS) TO
                                                  DECEMBER 31, 2000     DECEMBER 31, 1999
                                                  -----------------     -----------------
Ratio of net investment loss to average net assets    -1.11%                -1.38%*
Ratio of operating expenses to average net assets      1.20%                 1.41%*
Total return                                          14.24%**              50.96%**

         *  Annualized.
         ** Total return assumes a purchase of a limited partnership interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus, to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     8.   SUBSEQUENT EVENTS

         Effective January 1, 2001, the Fund received additional capital contributions of $18,767,142 and disbursed Limited Partner capital withdrawals of $26,908,804.